Fees Summary	Feb. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,650,000
Previously Paid Amount	0.00
Total Fee Amount	865.02
Total Offset Amount	0.00
Net Fee	865.02
Narrative - Max Aggregate Offering Price	$ 5,650,000
Final Prospectus	true